Northeast Investors Growth Fund
SUMMARY SECTION
Investment Objective
Northeast Investors Growth Fund (the 'Fund') is a no-load fund whose primary objective is to produce long-term capital appreciation for its shareholders.
Fees and Expenses
These tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (Fees Paid Directly From Your Investment)
Shareholder Fees (USD $)	Northeast Investors Growth Fund
Maximum Sales Charge (Load) Imposed on Purchases	none
Maximum Deferred Sales Charge (Load)	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	none
Redemption Fee	none
Wire Transfer Fee	10

Annual Fund Operating Expenses (Expenses Deducted From Fund Assets)
Annual Fund Operating Expenses	Northeast Investors Growth Fund
Management Fee	0.62%
Distribution (12b-1 Fees)	none
Other Expenses	0.78%
Interest Expense	none
Operating Expense	0.78%
Total Annual Fund Operating Expenses	1.40%

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and redeem at the end of the period. The example also assumes that your investment has a 5% return each year, including reinvested dividends and distributions, and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	1 year	3 years	5 years	10 years
Northeast Investors Growth Fund	143	443	766	1,680

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys or sells securities ("turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 49% of the average value of its portfolio.
Principal Investment Strategies
The Fund maintains a flexible investment policy which primarily targets common stocks of large domestic companies. The Fund emphasizes well-known companies which it believes to have strong management, solid financial fundamentals and which are established leaders in their industries. The Fund generally invests in companies with market capitalizations in excess of $10 billion.
Principal Risks

General: Investing in any mutual fund involves risk, including the risk that you may receive little or no return on your investment, and that you may lose money.

Stock Market Risk: Because the Fund invests primarily in common stocks, the value of your investment has the potential to decrease in response to changes in investor perception or to developments in economic, political, regulatory, issuer or market conditions, here or abroad. Different market sectors and different types of equity securities can react differently to these changing conditions. Historically, the performance of the stock market has been more volatile than the performance of the bond market. If a company is liquidated or declares bankruptcy, the claims of owners of bonds will take precedence over the claims of owners of common stocks.

Portfolio Risks: Changing economic and market conditions as well as declining fundamentals, such as revenues or earnings per share, associated with individual companies or industries that the Fund is invested in, can affect the value of your investment. The degree to which the Fund's share price reacts to these factors will depend upon the Fund's level of exposure to the companies or industries that are being affected.

Manager Risk: There is the chance that poor security selection may result in losses or poor performance even in a rising market as compared to other funds with similar investment philosophies.

Performance Information

The following performance related information provides some indication of the risks of investing in the Fund. The bar chart shows how the Fund's performance varied from one calendar year to another over the past ten years.

Annual Total Returns:
Calendar Years

The Fund may experience short-term swings of performance as suggested by the best and worst calendar quarter returns.

Best quarter: 2nd quarter 2003, up 14.17%
Worst Quarter: 4th quarter 2008, down 22.79%

The following table shows the average annual total returns of the Fund compared with those of a relevant market index over set periods of time. The table also presents the impact of taxes on the Fund's returns.

Average Annual Total Return for the Periods Ended December 31, 2011:
Average Annual Total Returns		1 Year	5 Years	10 Years
Northeast Investors Growth Fund		(7.84%)	(1.64%)	1.90%
Northeast Investors Growth Fund Return after taxes on distributions		(7.84%)	(2.04%)	1.67%
Northeast Investors Growth Fund Return after taxes on distributions and sale of Fund shares		(5.10%)	(1.36%)	1.63%
Northeast Investors Growth Fund Standard & Poor's 500 Index	[1]	2.11%	(0.25%)	2.91%
[1]	The unmanaged Standard & Poor's 500 Index is shown for comparative purposes only and reflects no adjustments for fees, expenses or taxes.

To calculate after-tax returns, we used the highest individual federal marginal income and capital gains tax rates in effect at the time of each distribution, but we do not take into consideration state or local income taxes. Return after taxes on distributions and sale of Fund shares may be higher than other returns for the same period due to the tax benefit of realizing a capital loss on the sale of Fund shares. Actual after-tax returns depend on the individual investor's tax situation and may differ from those shown.

Please note that if you own the Fund in a tax-deferred account, such as an individual retirement account or a 401(k) plan, this after-tax information does not apply to your investment, because such accounts are subject to taxes only upon distribution.

Keep in mind that past performance - whether before taxes or after taxes - does not guarantee future results.